Note 18 - Related Party Transactions - Key Management Personnel (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Salaries		$ 1,251,277	$ 1,216,250	$ 932,133
Share-based payments	[1]	2,135,579	2,449,683	2,110,773
Total		$ 3,386,856	$ 3,665,933	$ 3,042,906

[1]	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.